Stock Option Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 26, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	27,500	29,000	28,000
Options, Granted	27,500	29,000	28,000
Average Exercise Price	$ 28.90	$ 28.43	$ 28.52	$ 28.07
Remaining Life, Years	6 years 1 month 7 days
Proceeds from Stock Options Exercised	$ 455	$ 51	$ 163
Options, Exercised	(18,577)	(2,575)	(9,276)
Stock options exercised, shares	18,577	2,575	9,276
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Exercise Price	$ 23.95
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Exercise Price	$ 31.50
Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	4,500	4,500	4,000
Options, Granted	4,500	4,500	4,000